Asset Acquisition - Schedule of Purchase Price Allocation (Detail) - USD ($)	Sep. 30, 2015	Jul. 24, 2015
Business Acquisition [Line Items]
Cash deposit	$ 500,000	$ 5,000,000
Net fair value	5,000,000	$ 500,000
Southwest [Member]
Business Acquisition [Line Items]
Note Payable	3,670,000
EWSD [Member]
Business Acquisition [Line Items]
Note Payable	$ 830,000